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[John Hancock Mutual Life Insurance Company Letterhead]



                                 May 20, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

 Re: John Hancock Variable Life Account S
     File No. 33-64366
     CIK 0000906790

     Rule 497(j) Filing


Commissioners:

     Conveyed via EDGAR for filing pursuant to Rule 101(a)(1)(i) of Regulation S-T and pursuant to Rule 497(j) under the Securities Act of 1933 is this certification that:

     (1) the form of the Survivor policy prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement, and

     (2) the text of the most recent post-effective amendment to the registration statement has beeen filed electronically.


     If you have any questions with respect to this submission, please do not hesitate to call me at (617) 572-9196.

                                 Very truly yours,



                                 /s/SANDRA M. DADALT/
                                 --------------------
                                 Sandra M. DaDalt
                                 Counsel